1875 K Street, N.W. Washington, DC 20006-1238

Tel: 202 303 1000 Fax: 202 303 2000
April 19, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Gabelli Healthcare & WellnessRx Trust Investment Company Act File No. 811-22021
Ladies and Gentlemen:
     On behalf of The Gabelli Healthcare & WellnessRx Trust (the “Fund”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we hereby file via EDGAR transmission the Fund’s Registration Statement on Form N-2.
     Any questions or comments on the Registration Statement should be directed to the undersigned at (202) 303-1262.

Very truly yours,
/s/ David Joire
David Joire Enclosures

cc:	Bruce N. Alpert, The Gabelli Healthcare & WellnessRx Trust Rose F. DiMartino, Esq., Willkie Farr & Gallagher LLP

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